Note 7 - Income Taxes - Provision for Income Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax	$ 106	$ 163	$ 3,570
Deferred income tax	0	0	0
Income tax expenses	$ 106	$ 163	$ 3,570